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                       AIM VARIABLE INSURANCE FUNDS, INC.

                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                         AIM V.I. GROWTH AND INCOME FUND
                       AIM V.I. INTERNATIONAL EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                               AIM V.I. VALUE FUND

                        Supplement dated February 3, 1998
                       to the Prospectus dated May 1, 1997
                          as supplemented May 16, 1997

         Charles D. Scavone has been added as a portfolio manager responsible for the day-to-day management of the AIM V.I. CAPITAL APPRECIATION FUND ("Capital Appreciation Fund"). Mr. Scavone is Vice President of A I M Capital Management, Inc. and has been responsible for the Capital Appreciation Fund since January 1998. Mr. Scavone has been associated with AIM and/or its subsidiaries since 1996 and has been an investment professional since 1991. Prior to joining AIM, Mr. Scavone was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc. from 1994 to 1996. From 1991 to 1994, he worked in the investments department at Texas Commerce Investment Management Company, with his last position being Equity Research Analyst/Assistant Portfolio Manager.

         Monika H. Degan has been added as a portfolio manager responsible for the day-to-day management of the AIM V.I. GROWTH FUND ("Growth Fund"). Ms. Degan has been responsible for the Growth Fund since January 1998. Ms. Degan has been associated with AIM and/or its subsidiaries since 1995 and has been an investment professional since 1990.

         Brant H. DeMuth has been added as a portfolio manager responsible for the day-to-day management of the AIM V.I. GROWTH AND INCOME FUND ("Growth & Income Fund"). Mr. DeMuth has been responsible for the Growth & Income Fund since January 1998. Mr. DeMuth has been associated with AIM and/or its subsidiaries since 1996 and has been an investment professional since 1987. Prior to joining AIM, Mr. DeMuth was a portfolio manager for the Colorado Public Employee Retirement Association from 1992 to 1996.